Fellow Shareholders:

   The economy continues to exhibit remarkable growth with low inflation even after several years of strong performance. With inflation last year at 3.3 percent and the fourth-quarter 1996 GDP running at an annual rate of 4.7 percent, and the prospects good for continuing stability, many analysts see little cause for worry about the stock market.

   The Dow Jones industrial average (DJIA) has surpassed the level of 7,000, or about 6,000 points higher than the level of 1,000 in 1982, only 15 years ago. When you consider that the DJIA level was approximately 1,000 in 1966, the spectacular rise of this index in the past 15 years stands out in contrast with the flatness of the prior period. This upward movement of stock prices is strongly correlated to the extensive transformation of the national economy from technological discovery and accompanying increased output that we have experienced in recent years, a phenomenon which I disclosed to you a year ago.

   Looking ahead, we believe that there will be growth in 1997, but not at the level achieved in 1996. Some economists are predicting the following in 1997: retail sales increasing by 5% or less; fewer new vehicles in 1997 than in 1996; lower housing starts and building permits; slowing of inventory buildup; and lower exports. Despite these expectations, performance in 1997 should be reasonably good and the Fund will continue to participate in stocks of high quality companies.




                                          Sincerely,


                                          /s/ Charles W. Steadman


                                          Charles W. Steadman
                                          Chairman of the Board of
                                            Trustees and President

                           STEADMAN ASSOCIATED FUND

                            Portfolio of Investments
                               December 31, 1996
                                  (Unaudited)

                                                         Value
                                      Shares            (Note 1)
                                      ------            --------
 COMMON STOCKS -- 96.1%
Computer Software -- 20.8%
 Microsoft Corp. (a)................   9,000            $743,625
 Computer Assoc. Int'l..............   3,500             174,125
                                                        --------
             Total Computer Software                     917,750
                                                        --------
Semiconductors -- 16.7%
 Intel Corp. Warrants (a)...........   8,000             738,000
                                                        --------
                Total Semiconductors                     738,000
                                                        --------
Computer System Design -- 14.8%
 U.S. Robotics (a)..................   4,000             288,000
 Sun Microsystems (a)...............  11,000             282,563
 Oracle Corporation (a).............   2,000              83,500
                                                        --------
        Total Computer System Design                     654,063
                                                        --------
Motor Vehicles -- 9.5%
 General Motors Class H.............   7,500             421,875
                                                        --------
                Total Motor Vehicles                     421,875
                                                        --------
Computer Storage Equipment -- 8.9%
 Seagate Technology (a).............  10,000             395,000
                                                        --------
    Total Computer Storage Equipment                     395,000
                                                        --------
Telephone communications -- 7.0%
 Worldcom Inc. (a)..................  11,800             307,538
                                                        --------
      Total Telephone Communications                     307,538
                                                        --------
Information Processing -- 6.4%
 Imation Corporation (a)............  10,000             281,250
                                                        --------
        Total Information Processing                     281,250
                                                        --------
Computer-Mail Order -- 4.8%
 Gateway 2000 (a)...................   4,000             214,250
                                                        --------
           Total Computer Mail Order                     214,250
                                                        --------

                            STEADMAN ASSOCIATED FUND

                            Portfolio of Investments
                               December 31, 1996
                                  (Unaudited)

                                                                      Value
                                                  Shares             (Note 1)
                                                ----------         ------------
Medical Instruments -- 4.1%
 Boston Scientific (a)......................       3,000              180,000
                                                                    ---------
                   Total Medical Instruments                          180,000

Pharmaceuticals -- 3.8%
 Regeneron  Pharmaceuticals.................      10,300              166,087
                                                                    ---------
                       Total Pharmaceuticals                          166,087
                                                                    ---------
Oil and Gas Drilling -- 3.2%
 Unit Corporation (a).......................       7,300               72,087
 Parker Drilling Co. (a)....................       7,300               70,262
                                                                    ---------
                  Total Oil and Gas Drilling                          142,349
                                                                    ---------
 Total Common Stocks (Cost $3,307,100)......                        4,418,162
                                                                    =========
CALL OPTIONS PURCHASED -- 3.9%

IBM, 4/18/97 at $145........................       5,000               81,875
Seagate Technology, 3/21/97 at $30..........       5,000               46,250
Seagate Technology, 6/20/97 at $37.50.......       8,000               46,000
LSI Logic, 1/17/97 at $25...................       2,500                6,563
                                                                    ---------

 Total Call Options Purchased
   (Cost $239,033)                                                    180,688
                                                                    ---------
  Total Portfolio of Investments
   (Cost $3,846,132)                                               $4,598,850
                                                                   ==========

(a) Non-income producing security.



    The accompanying notes are an integral part of the financial statements.

                            STEADMAN ASSOCIATED FUND

                      Statement of Assets and Liabilities
                               December 31, 1996
                                  (Unaudited)


Assets:
  Investments at value (Cost $3,846,132) (Note 1).............     $ 4,598,850
  Cash and cash equivalents (Note 1)..........................          75,694
  Dividends receivable........................................             175
  Interest receivable.........................................             339
  Receivable for securities sold..............................          35,763
                                                                   -----------
     Total assets.............................................       4,710,821
                                                                   -----------
Liabilities:
  Accounts payable and accrued expenses.......................          16,481
  Investment advisory and service fees payable (Note 4).......           7,143
  Other payable to affiliate (Note 4).........................          17,530
  Payable for Trust shares redeemed...........................          62,996
                                                                   -----------
     Total liabilities........................................         104,150
                                                                   -----------

Net Assets....................................................     $ 4,606,671
                                                                   ===========
Net assets consist of:
  Undistributed net investment loss...........................     $14,867,979)
  Unrealized appreciation of investments......................         752,718
  Accumulated net realized losses from security transactions..        (783,652)
  Paid-in capital.............................................       9,505,584
                                                                   -----------
                                                                   $ 4,606,671
                                                                   ===========
Net asset value, offering price and redemption price per
  share ($4,606,671 divided bY 6,120,340 shares of no par
  value trust shares).........................................     $       .75
                                                                   ===========



    The accompanying notes are an integral part of the financial statements.

                            STEADMAN ASSOCIATED FUND

                            Statements of Operations
                            for the six months ended
                               December 31, 1996
                                  (Unaudited)


Investment Income:
  Dividends..........................................  $   6,886
  Interest...........................................      9,752
                                                       ---------
    Total income.....................................                $  16,638
                                                                     ---------
Expenses:
  Salaries and employee benefits (Note 4)............     88,012
  Investment advisory fee (Note 4)...................     22,256
  Professional fees..................................     74,641
  Shareholder servicing fee (Note 4).................     18,696
  Rent...............................................     15,721
  Blue Sky Registration Fees.........................      2,000
  Custodian fees.....................................      3,911
  Computer services..................................      3,137
  Reports to shareholders............................      3,682
  Miscellaneous......................................      3,264
  Trustees' fees and expenses (Note 4)...............      2,362
                                                       ---------
    Total expenses...................................                  237,682
                                                                     ---------
    Net investment loss..............................                 (221,044)
                                                                     ---------
Realized and Unrealized Gain (Loss) on Investments
  (Notes 1 and 3):
  Net realized gain from investment transactions.....                  343,405
  Change in unrealized appreciation (depreciation)
     of investments..................................                  234,404
                                                                     ---------
  Net gain on investments............................                  577,809
                                                                     ---------
  Net decrease in net assets resulting from
     operations......................................                $ 356,765
                                                                     =========


    The accompanying notes are an integral part of the financial statements.

                            STEADMAN ASSOCIATED FUND

                      Statements of Changes in Net Assets

                                                         For the 6                        For the period
                                                        months ended       For the year     October 1,
                                                        December 31,      ended June 30,   1994 through
                                                         1996/(1)/            1996        June 30, 1995*
                                                        ------------      --------------  --------------
Decrease in net assets from operations:
   Net investment loss...............................   $ (221,044)         $ (388,362)      $ (240,379)
   Net realized gain (loss) from investment
     transactions....................................      343,405             517,110         (451,689)
   Change in unrealized appreciation/depreciation....      234,404            (352,459)         689,335
                                                        -----------         -----------      -----------
     Net increase (decrease) in net assets resulting
       from operations...............................      356,765            (223,711)          (2,733)

Decrease in net assets from trust share transactions
   (Note 2)..........................................     (331,585)           (929,919)        (568,786)
                                                        -----------         -----------      -----------
     Increase (decrease) in net assets...............       25,180          (1,153,630)        (571,519)

Net assets at beginning of period....................    4,581,491           5,735,121        6,306,640
                                                        -----------         -----------      -----------
Net assets at end of period (including accumulated
     net investment loss of $4,867,979, $4,646,935
     and $4,247,524 respectively)....................   $4,606,671          $4,581,491       $5,735,121
                                                        ===========         ===========      ===========

/(1)/ Unaudited
* The Fund's fiscal year-end was changed to June 30.


    The accompanying notes are an integral part of the financial statements.

                            STEADMAN ASSOCIATED FUND

                              Financial Highlights

                                               For the 6                         For the period
                                              months ended       For the year      October 1,
                                              December 31,      ended June 30,   1994 through     For the years ended September 30
                                               1996/(1)/            1996         June 30, 1995*
                                              ------------      --------------  --------------   -----------------------------------

                                                 1996                1996            1995*         1994        1993        1992
                                              ------------      --------------  --------------   --------    --------    --------
Per Share Operating Performance:
 Net asset value, beginning of period......      $.70               $.73            $.72           $.87        $.64         $.67
                                              ------------      --------------  --------------   ---------   --------    --------
     Net investment loss...................      (.04)              (.17)           (.03)          (.08)       (.05)        (.03)
 Net realized and unrealized
        gain (loss) on investments.........       .09                .14             .04           (.07)        .28           --
                                              ------------      --------------  --------------   ---------   --------    --------
     Total from investment operations......       .05               (.03)            .01           (.15)        .23         (.03)
                                              ------------      --------------  --------------   ---------   --------    --------
 Net asset value, end of period............      $.75               $.70            $.73           $.72        $.87         $.64
                                              ============      ==============  ==============   =========   ========    ========
Ratios/Supplemental Data:
 Total return..............................    14.29%**            (4.38)%         1.85%**      (17.24)%       35.9%        (4.5)%
Ratio of expenses to average net assets....    10.66%**             8.14%          8.17%**        7.76%         5.79%        6.92%
Ratio of net investment income (loss)
  to average net assets....................    (9.91)%**           (7.48)%        (7.23)%**      (6.09)%       (4.63)%      (5.14)%
 Portfolio turnover rate...................      319%**               231%          505%**          241%          300%         301%
 Net assets, end of period (in thousands)..    $4,607               $4,581        $5,735          $6,307        $8,844       $7,254


(1) Unaudited
* The Fund's fiscal year-end was changed to June 30.
** Annualized


  The accompanying notes are an integral part of the financial statements.

                          STEADMAN ASSOCIATED FUND


Notes to Financial Statements

1.   Significant accounting policies

     Steadman Associated Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end investment company. During 1995, the Fund changed its fiscal year end from September 30 to June 30.

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Cash and cash equivalents

     Management defines cash equivalents as investments that mature in three months or less. All cash and cash equivalents are invested in a single money market fund maintained by the investment custodian.

Security valuation

     Investments in securities traded on a national securities exchange are valued at the last reported sales price on the last business day of the period. Investments for which no sale was reported on that date are valued at the mean between the latest bid and asked prices.

Security transactions and investment income

     Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income and expenses are recorded on the accrual basis.

     Call options give the holder the right to purchase a security at a specified price on a certain date. Risks arise from possible illiquidity of the option market and from movements in security values. Options are reflected in the accompanying Statement of Assets and Liabilities at market value.

Income taxes

     The Fund is subject to income taxes in years when it does not qualify as a regulated investment company under subchapter M of the Internal Revenue Code. The Fund accounts for income taxes using the liability method, whereby deferred tax assets and liabilities arise from the tax effect of temporary differences between the financial statement and taxes bases of assets and liabilities, measured using presently enacted tax rates. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized.

                          STEADMAN ASSOCIATED FUND


2.   Trust shares

     The Trust Indenture does not specify a limit to the number of shares which may be issued. Transactions in trust shares were as follows:

                                      For the year                  For the year          For the period October 1, 1994
                                   ended June 30, 1996           ended June 30, 1996          through June 30, 1995
                                -------------------------      -----------------------    ------------------------------
                                   Shares       Amount            Shares       Amount            Shares         Amount
                                  --------     -------           --------      ------           -------         ------
   Shares sold..............          609    $     400                269    $     200              581      $     413
   Shares redeemed..........     (460,567)    (331,985)        (1,295,786)    (930,119)        (845,933)      (569,199)
                                ----------   ----------        -----------   ----------       ----------     ----------
     Net decrease...........     (459,958)   $(331,585)        (1,295,517)   $(929,919)        (845,352)     $(568,786)
                                             ==========                      ==========                      ==========
   Shares outstanding:
       Beginning of period..    6,580,298                      7,875,815                     8,721,167
                                ----------                     ----------                    ----------
       End of period........    6,120,340                      6,580,298                     7,875,815
                                ==========                     ==========                    ==========

3.   Purchases and sales of securities

     During the six months ended December 31, 1996, purchases and proceeds from sales of investment securities aggregated $6,648,424 and $6,901,212 respectively.

     Unrealized appreciation of investments aggregated $752,718 of which $913,783 related to gross unrealized appreciation where there is an excess of value over tax cost and $161,065 related to gross unrealized depreciation where there is an excess of tax cost over value.

4.   Investment advisory fee and transactions with affiliates

     Steadman Security Corporation (SSC) has provided advisory services under an agreement which first became effective in 1972. On February 28, 1984, at the Annual Meeting of the shareholders, a new Investment Advisory Agreement was approved. Under the new advisory agreement SSC will continue to provide the same services it provided under the same terms and conditions of the previous agreement. The agreement will continue in effect subject to the annual approval by the Board of Trustees or by a majority of the outstanding voting securities of the Fund. The fee for investment advisory services is based on 1% of the first $35,000,000 of the average daily net assets of the Fund, 7/8 of 1 % on the next $35,000,000 and 3/4 of 1% on all sums in excess thereof. In addition to the investment advisory fee, SSC received fees from the Fund for the performance of delegated services. (dividend disbursing agent and transfer agent) as defined in the Trust Indenture, as amended. The fee for such services was computed on the basis of the number of shareholder accounts calculated as of the last business day of each month at $1.35 per accounts. SSC received reimbursements from the Fund for the salaries and benefits of its employees who perform functions other than investment advisory and shareholder service functions for the Fund.

     Certain officers and trustees of the Fund are "affiliated persons" of the Investment Adviser, as defined by the Investment Company Act of 1940.

STEADMAN ASSOCIATED FUND
1730 K Street, N.W.
Washington, D.C. 20006
1-800-424-8570
202-223-1000 Washington D.C. area

Transfer Agent
Steadman Security Corporation
1730 K Street, N.W.
Washington, D.C. 20006

Custodian
Crestar Bank, N.A.
1445 New York Ave., N.W.
Washington, D.C. 20005

Independent Accountants
Coopers & Lybrand L.L.P.
1900 K Street, N.W.
Washington D.C. 20006

For more information about
Steadman Associated Fund,
account information or daily
Net Asset Values, call:

Shareholder Services
1-800-424-8570
202-223-1000 Washington, D.C. area


                                   STEADMAN

                                  Associated
                                     Fund

                                  SEMI-ANNUAL
                                    REPORT

                               December 31, 1996


                        A Steadman NO-LOAD Mutual Fund

                              STEADMAN SECURITIES
                                  CORPORATION


                              Investment Advisor